FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,928
2018
Disclosure of detailed information about borrowings [line items]
Borrowings	2,785
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	1,211
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	2,100
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,789
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,710
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,333